Basis of preparation and accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Basis of preparation and accounting policies
Schedule of exchange rates applied

The exchange rates applied for balances and transactions in currencies other than the presentation currency of the Group, US dollars (USD) were:

	Closing rate at year end			Average rate for the year-to-date
USD : local currency	31 Dec 2022	31 Dec 2021	31 Dec 2020	31 Dec 2022	31 Dec 2021	31 Dec 2020
Chinese yuan (CNY)	6.95	6.37	6.54	6.73	6.45	6.90
Hong Kong dollar (HKD)	7.81	7.80	7.75	7.83	7.77	7.76
Indian rupee (INR)	82.73	74.34	73.07	78.63	73.94	74.12
Indonesian rupiah (IDR)	15,567.50	14,252.50	14,050.00	14,852.24	14,294.88	14,541.70
Malaysian ringgit (MYR)	4.41	4.17	4.02	4.40	4.15	4.20
Singapore dollar (SGD)	1.34	1.35	1.32	1.38	1.34	1.38
Taiwan dollar (TWD)	30.74	27.67	28.10	29.81	27.93	29.44
Thai baht (THB)	34.56	33.19	30.02	35.06	32.01	31.29
UK pound sterling (GBP)	0.83	0.74	0.73	0.81	0.73	0.78
Vietnamese dong (VND)	23,575.00	22,790.00	23,082.50	23,409.87	22,934.86	23,235.84

Schedule of financial assets on the Group's statement of financial position that pass the SPPI test of IFRS 9

	Financial assets that pass		All other financial assets, net of
	the SPPI test		derivative liabilities
		Movement in		Movement in
	Fair value at	the fair value	Fair value at	the fair value
Financial assets, net of derivative liabilities	31 Dec 2022	during 2022	31 Dec 2022	during 2022
	$m	$m	$m	$m
Accrued investment income	1,135	—	—	—
Other debtors	1,694	—	—	—
Loansnote	2,189	15	468	(37)
Equity securities and holdings in collective investment schemes	—	—	57,679	(8,420)
Debt securities	—	—	76,989	(21,803)
Derivative assets, net of derivative liabilities	—	—	(432)	(4,487)
Deposits	6,275	—	—	—
Cash and cash equivalents	5,514	—	—	—
Total financial assets, net of derivative liabilities	16,807	15	134,704	(34,747)

	Financial assets that pass		All other financial assets, net of
	the SPPI test		derivative liabilities
		Movement in		Movement in
	Fair value at	the fair value	Fair value at	the fair value
Financial assets, net of derivative liabilities	31 Dec 2021	during 2021	31 Dec 2021	during 2021
	$m	$m	$m	$m
Accrued investment income	1,171	—	—	—
Other debtors	1,779	—	—	—
Loansnote	2,126	41	647	(1)
Equity securities and holdings in collective investment schemes	—	—	61,601	4,061
Debt securities	226	—	98,868	(3,164)
Derivative assets, net of derivative liabilities	—	—	219	(943)
Deposits	4,741	—	—	—
Cash and cash equivalents	7,170	—	—	—
Total financial assets, net of derivative liabilities	17,213	41	161,335	(47)

Note

The loans that pass the SPPI test in the tables above are primarily carried at amortised cost under IAS 39. Further information on these loans is as provided in note C2.2.

Schedule of financial assets held by the Group's joint ventures and associates that pass the SPPI test of IFRS 9

	Financial assets that pass
	the SPPI test*		All other financial assets
					Movement in the fair value
	Fair value at 31 Dec		Fair value at 31 Dec		during
CPL (100% of the financial assets of the entity)	2022	2021	2022	2021	2022	2021
Financial assets	$m	$m	$m	$m	$m	$m
Accrued investment income	176	170	—	—	—	—
Other debtors	667	620	—	—	—	—
Loans	674	656	—	—	—	—
Equity securities and holdings in collective investment schemes	—	—	15,698	12,882	(1,314)	254
Debt securities	—	—	11,478	11,976	37	184
Deposits	1,174	1,210	—	—	—	—
Cash and cash equivalents	561	422	—	—	—	—
Total financial assets	3,252	3,078	27,176	24,858	(1,277)	438

*The carrying value approximates fair value for the financial assets in this category with no movement in the fair value during the year.

Fair value information for the Group’s share of financial assets of other joint ventures and associates in aggregate is set out in the table below:

	Financial assets that pass
	the SPPI test*		All other financial assets
					Movement in the fair value
	Fair value at 31 Dec		Fair value at 31 Dec		during
Other JVs and associates (Prudential’s share)	2022	2021	2022	2021	2022	2021
Financial assets	$m	$m	$m	$m	$m	$m
Accrued investment income	83	85	—	—	—	—
Other debtors	143	187	—	—	—	—
Loans	—	26	—	—	—	—
Equity securities and holdings in collective investment schemes	—	—	3,657	3,859	133	680
Debt securities	—	—	3,476	3,674	(131)	(121)
Deposits	335	203	—	—	—	—
Cash and cash equivalents	380	510	—	—	—	—
Total financial assets	941	1,011	7,133	7,533	2	559

*The carrying value approximates fair value for the financial assets in this category with no movement in the fair value during the year.